Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Last Name	Current Loan Status	Performing Under	Status Date	RFD Date	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Inspection Date	Collection Comments in File	Incomplete Collection Comments Note	Number of Months Received of Collection Comments	Number of Months of Collection Comments NOT RECEIVED	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Number of Months Received of Pay History	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Last Borrower Contact Comments	No Borrower Contact Evident	Borrower Cooperative	Evidence of Dispute	Dispute Type	Dispute Resolved	Willingness to Repay	Ability to Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Loss Mitigation Activity - Forbearance	Loss Mitigation Activity - Short Sale	Loss Mitigation Activity - Deed in Lieu	Loss Mitigation Activity - HAMP	Bankruptcy in File	Foreclosure in File	Active SCRA	Evidence of Litigation	Fraud Indicated	Deceased Borrower(s)	Property Damaged	Property Listed	Property Under Contract	REO Noted	Eviction Requested	Title Issue	Updated BPO in File	Delinquent Taxes	Evidence of MI Settlement	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod P&I	Mod Original Interest Rate	Mod First Payment Date	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Liability	Mod Income	Mod DTI	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Down Payment Amount	Mod Monthly Plan Amount	Mod Amount Capitalized	Mod Deferred Balance	Mod Interest Deferred	Mod Principal Forgiven	Mod Prepayment Penalty	Mod Months Extended	Mod Comments	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Number Of Covid Plans	COVID Forbearance Status	COVID Plan Start Date 1	COVID Plan End Date 1	COVID Plan Start Date 2	COVID Plan End Date 2	COVID Plan Start Date 3	COVID Plan End Date 3	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Down Payment Date	Forbearance Down Payment Amount	Forbearance Plans Offered Last 12 Months	Forbearance Plans Completed Last 12 Months	Forbearance Plans Failed Last 12 Months	Forbearance Comments	Deed in Lieu Status	Deed in Lieu Title Ordered	Deed in Lieu Title Clear	Deed in Lieu Approved Date	Deed in Lieu Documents Prepared	Deed in Lieu Documents to Borrower	Deed in Lieu Debt Forgiven	Deed in Lieu Comments	Short Sale Status	Short Sale Date Offered	Short Sale Listing Amount	Short Sale Days on Market	Short Sale # of Offers	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Counter-Offer Occurred?	Short Sale Counter-Offer Amount	Short Sale Buyer(s) Names	Short Sale Estimated Closing Date	Short Sale Comments	HAMP Solicited	HAMP - Financials Received?	HAMP - Financials Received Date	HAMP - Complete Package Received	HAMP - Complete Package Received Date	HAMP - # Trial Plan Payments Made	HAMP - Offer Date	HAMP - Offer Letter First Date	HAMP Comments	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason for Delay/Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Plaintiff Name	Foreclosure Action Date	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested?	Foreclosure Contested Start Date	Foreclosure - Is Borrower represented by an attorney	Foreclosure Comments	Number of Bankruptcies Filed	Current Bankruptcy Status	Bankruptcy Status Date	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Converted From Chapter	Bankruptcy Converted To Chapter	Bankruptcy Cramdown Granted	Bankruptcy Plan Confirmed Date	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Pre-Petition Balance	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Motion for Relief Filing Date	Bankruptcy Relief Granted Date	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Litigation Start Date	Litigation Last Date	Litigation Type	Litigation Projected Resolution Date	Litigation Summary	Fraud Type	Fraud Indication Date	Fraud Investigation Date	Investigation Resolved?	Fraud Resolution Summary	Fraud Resolution Date	Fraud - Possible Misrepresentation?	Fraud Comments	Borrower Date of Death	Death Certificate Received?	Death Certificate Received Date	Trustee Of Property Noted?	Trustee Noted Date	Trustee Name	Trustee Intention of Property	Insurance Claim Filed?	Claim Filing Date	Claim Case Number	Claim Company	Damage Claim Amount Received	Property Damage Date	Damage Noted	Damage Estimate	Damage Type	Contractor Bid Accepted	Contract Bid Date	Estimated Start Date	Repair Status	Repair Complete Date	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	FEMA Disaster Type	FEMA Disaster Date	Property Inhabitable?	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Listing Date	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Issue Type	Title Company	Title Company Contact Name	Title Company Phone	Title Attorney	Title Attorney Contact Name	Title Attorney Phone	Title Issue Comments	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	MI Claim Date	MI Claim Amount	MI Claim Paid	MI Claim Notes	Senior Lien Foreclosure	Cash For Keys	Cash for Keys Accepted	Eminent Domain	Eminent Domain First Reference Date	Evidence of Repay Plan	Repay Plan Status	Repay Plan Start Date	Repay Plan End Date	Repay Plan Down Payment Amount	Repay Plan Down Payment Date	Repay Plan Monthly Amount	Repay Plan Total Months for Plan	Repay Plan Changed Date	Repay Plan Comments	Current Employment Status	Consumer Advocacy Group Mentioned	Name of Consumer Advocacy Group Mentioned	Updated Value Mentioned	Updated Value	Updated Value Date	Hazard Insurance in Place	Conveyed to HUD	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	Auto Comments	NPL Loan Grade	Exceptions	Report Date
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	16	First	02/26/2020	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/04/2020	5				The most recent customer contact was on 2/4/2020, when called to make a payment and requested a duplicate copy of her 2018 1098-year end statement Form.	No	Yes	No	Not Applicable	Not Applicable	Average	Fair		Average	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/29/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/29/2020	Unavailable			Unavailable	Not Applicable	Yes	Yes	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	12/17/2019	3
The most recent customer contact was by email on 12/17/2019, at that time and in a previous contact, the Borrower requested a late fee waiver and the requests were both denied because the payments were advance scheduled for dates after the grace period expired.
																																									No	Yes	No	Not Applicable	Not Applicable	Average	Fair		Average	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Unavailable	Unavailable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/29/2020	Unavailable	Not Applicable	Unavailable	0	First	02/29/2020	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/25/2019	12				The last known borrower contact was documented on 11/25/2019 the servicer called the borrower and discussed a check fee and bank account details.	No	Yes	No	Not Applicable	Not Applicable	Fair	Fair		Fair	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	03/01/2020	Unavailable	Not Applicable	Unavailable	0	First	03/01/2020	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	0				The last known borrower contact was not documented during the review period.	Yes	Yes	No	Not Applicable	Not Applicable	Average	Average		Average	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Unavailable	Unavailable	xxxxxx	Performing	Modification	02/26/2020	Unavailable	Not Applicable	Unavailable	0	Not Applicable	02/26/2020	Owner (or Former): Primary Home			Not Applicable	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	09/25/2019	10				The last known contact with the borrower was 09/25/2019 where the borrower inquired about having her legal and FCL fees waived.	No	Yes	No	Not Applicable	Not Applicable	Average	Average		Average	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable											Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/26/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/24/2020	Owner (or Former): Primary Home			Average	Unavailable	Yes	Yes	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/24/2020	2				Borrower called in to setup payment by phone iao $1354.98.	No	Yes	No	Not Applicable	Not Applicable	Good	Good		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Bankruptcy	Bankruptcy Plan	02/28/2020	Unavailable	Not Applicable	Unavailable	0	First	02/28/2020	Owner (or Former): Primary Home			Average	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	0				There has been no contact with the borrower because the account is active BK.	Yes	Yes	No	Not Applicable	Not Applicable	Fair	Fair		Fair	Fair	Payment Arrangement	Not Applicable	No	No	No	No	Yes	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Stipulated Agreement	Unavailable	Chapter 13	xxxx	Unavailable			Not Applicable	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	xxxx	No	Not Applicable	Not Applicable	Not Applicable							Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/07/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/07/2020	Owner (or Former): Primary Home			Good	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	0				There is no evidence of borrower contact in past 12-months.	Yes	Yes	No	Not Applicable	Not Applicable	Excellent	Excellent		Not Applicable	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	01/19/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/19/2020	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	07/15/2019	15				Borrower contact made on 07/15/2019. Borrower called in to obtain access to their online account. Borrower was provided with a temporary password and their account was unlocked as requested.	No	Yes	No	Not Applicable	Not Applicable	Average	Average		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/29/2020	01/31/2019	Not Applicable	Chronic Delinquent / Credit Abuser	0	First	02/29/2020	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	02/06/2020	24				Last contact 2/6/20, service notes reflect Borrower contact, account current, Borrower wanted to know why drive by inspection preformed.	No	Yes	No	Not Applicable	Not Applicable	Poor	Poor		Poor	Good	Payment Arrangement	Payment Arrangement	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/10/2020	Not Applicable	Not Applicable	Not Applicable	0	First	02/10/2020	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	07/05/2019	6				Last contact 7/5/19, service notes reflect Borrower contact, account current, payments reviewed with Borrower.	No	Yes	No	Not Applicable	Not Applicable	Good	Good		Good	Poor	Payment Arrangement	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	01/27/2020	Not Applicable	Not Applicable	Unavailable	0	First	01/27/2020	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/08/2020	4				• Borrower Contact: Per comments on 1/8/2020 inbound call from xxxxx demos verified. Borrower called to verify why no statements mailed verified address advised should be receiving statements going forward. Advised borrower about payment by phone and we can’t continue waiving the fee borrower ok. Took payment + payment by phone provided conf#004	No	Yes	No	Not Applicable	Not Applicable	Fair	Fair		Fair	Poor	Payment Arrangement	Modification	No	No	No	No	Yes	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	1	Discharged	xxxx	Chapter 13	xxxx	xxxx			Unavailable	Unavailable	Unavailable	xxxx	Unavailable	xxxx	Unavailable	Unavailable	Unavailable	Yes	xxxx	xxxx	xxxx							Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	01/20/2020	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	02/28/2020	Unavailable	Not Applicable	Unavailable	0	First	02/28/2020	Unavailable			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	11/12/2019	6
The last known borrower contact was documented on 11/12/2019, the borrower’s attorney, xxxxx , was contesting fees and asked the fees to be applied toward escrow, the servicer responded on 12/03/2019 detailing the fees and closed the complaint.
																																									No	Yes	Yes	Fee Charges	Yes	Average	Fair		Fair	Average	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Discharged	xxxx	Chapter 7	Unavailable	xxxx			Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	xxxx	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable							Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	02/28/2020	06/14/2019	Not Applicable	Excessive Obligations	0	First	02/28/2020	Owner (or Former): Primary Home			Good	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	12/24/2019	50				Borrower Diane called in to inquire about a modification to reduce payments. Rep advised borrower only way payments can be reduced is to refinance the loan.	No	Yes	No	Not Applicable	Not Applicable	Good	Average		Not Applicable	Fair	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	Yes	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	2	Dismissed	xxxx	Unavailable	xxxx	Unavailable			Not Applicable	Not Applicable	No	Not Applicable	xxxx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable							Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Unavailable	Yes	02/08/2019					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Employed FT	No	Not Applicable	No	Unavailable	Unavailable	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	01/15/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/14/2020	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	08/06/2019	15				Borrower contact made on 08/06/2019. Borrower called in to make a one time payment and was provided with the confirmation number.	No	Yes	No	Not Applicable	Not Applicable	Average	Average		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Regular Payments	02/10/2020	Unavailable	Not Applicable	Unavailable	0	First	02/10/2020	Unavailable			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	07/08/2019	4				The last known borrower contact was documented on 07/08/2019, the borrower called the servicer to discuss insurance payment as she was switching carriers.	No	Yes	No	Not Applicable	Not Applicable	Average	Average		Average	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	01/21/2020	Not Applicable	Not Applicable	Not Applicable	0	First	01/21/2020	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1	Not Applicable	Not Applicable	Not Applicable	Not Applicable	01/21/2020	15				Borrower contact made on 01/21/2020. Borrower called in to verify the amount due on the account. Borrower was advised of the amount due, which included a fee amount. Borrower asked if the fees could be paid at maturity. A call back will be made to the borrower with a response.	No	Yes	No	Not Applicable	Not Applicable	Average	Average		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	Yes	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	1	Dismissed	xxxx	Chapter 13	xxxx	xxxx			Not Applicable	Not Applicable	No	xxxx	xxxx	Unavailable	Unavailable	Unavailable	Unavailable	Yes	xxxx	Unavailable	Unavailable							Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Bankruptcy	Bankruptcy Plan	10/09/2018	08/09/2017		Illness of Borrower/Family	123	First	10/09/2018	Owner (or Former): Primary Home	Not Applicable		Average	10/05/2017	Yes	No	24	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable								10/09/2018	20	No	Not Applicable	Not Applicable	The last known borrower contact was on 10/9/2018 borrower called in the make a Chapter 13 payment.	No	Yes	No	Not Applicable	Not Applicable	Fair	Fair	M - Borrower likely to be modified	Fair	Fair	Payment Arrangement	Foreclosure	No	No	No	No	Yes	No	No	No	No	No	Minor	No	Not Applicable	No	Not Applicable	No	No	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1	Plan Confirmed (Ch. 11, 13)	xxxx	Chapter 13	xxxx	xxxx	xxxx	xxxx	Not Applicable	Not Applicable	No	xxxx	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Yes	xxxx	Unavailable	Unavailable	No	Not Applicable	Not Applicable	No	Not Applicable	Borrower is making payments under the Chapter 13 plan.	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Yes	04/11/2018	Unavailable	Unavailable	Not Applicable	03/18/2018	Yes	Unavailable	Water (Other)	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	$214,000.00	10/05/2017	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable		3: Curable		2/19/2021
xxxxxxx	xxxxxxx		Unavailable	Unavailable	xxxxxx	Collections, >= 120 Days	Modification	10/31/2016	11/14/2018		Unemployment / Decreased Income	335	First	10/31/2016	Owner (or Former): Primary Home	Not Applicable		Unavailable	Unavailable	Yes	No	24	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable								11/14/2018	100	Yes	09/06/2018	No results	Spoke to borrower about new Mod. RFD noted as unemployment.	No	Yes	No	Not Applicable	Not Applicable	Good	Good	M - Borrower likely to be modified	Good	Average	Modification	Payment Arrangement	No	No	No	Yes	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	Not Applicable	No	No	No	Not Applicable	Yes	HAMP	10/05/2018	No	Keep home																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Yes	Unavailable	Unavailable	Unavailable	Unavailable	3	Unavailable	Unavailable	Per borrower 3rd payment has been made. Per note on 10/5/18 account is due for 3rd payment, but no notes showing payment was received. First payment noted received on 7/29/18.	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Unavailable	Unavailable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable		1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Collections, >= 120 Days	Modification	10/02/2018	03/23/2018		Divorce / Marital Problems	366	First	11/15/2018	Unavailable	Not Applicable		Unavailable	Unavailable	Yes	No	24	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable								11/03/2018	80	Yes	08/31/2018	No results	Per the servicing comments the last contact with the borrower the borrower was requesting to be called back, but advised he will be filing bankruptcy.	No	Yes	No	Not Applicable	Not Applicable	Poor	Poor	U - Unsure of outcome	Average	Average	Payment Arrangement	Short Sale	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No	Not Applicable	No	No	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Unavailable	Unavailable	xxxxxx	Performing	Regular Payments	07/31/2019	Unavailable		Unavailable	0	Unavailable	08/02/2019	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1					08/02/2019	38
LOAN STATUS: The current loan status is Performing.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was 08/02/2019.  From 04/02/2018 to 04/18/2018, there was no contact made with the borrower. On 04/19/2018 Outbound call to borrower, borrower made payment. From 04/2018 to 04/30/2018, there was no contact made with the borrower. On 04/30/2018, the borrower called to make a payment. From 05/01/2018 to 06/18/2018, there was no contact made with the borrower. On 6/19/2018 Outbound call to borrower, borrower made payment. From 6/20/2018 to 7/30/2018 there was no contact with borrower. On 7/31/2018 Inbound call from borrower to make payment. From 8/1/2018 to 8/30/218 there was no contact with borrower. On 8/31/2018 Inbound call from borrower to make payment. On 8/31/2018 Inbound call from to borrower to make payment. From 9/1/2018 to 9/28/2018 there was no contact with the borrower. On 09/28/218 Inbound call from the borrower to make a payment. From 9/29/201810/31/2018 there was no contact with the borrower. On 11/1/2018 Inbound call from the borrower to make a payment. From 11/02/2018 to 12/1/2018 there was no contact with the borrower. On 12/1/218 Inbound call from borrower to make a payment. There was no contact with the borrower from 12/2/2018 to 01/01/2019 there was no contact with the borrower. On 01/01/2019 Inbound call from the borrower to make a payment. There was no contact with the borrower from 01/02/2019 to 01/30/2019. On 01/31/2109 Inbound call from borrower to make a payment. From 02/01/2019 to 02/28/2019 there was no contact with the borrower. On 03/01/2019 Inbound call from the borrower to make a payment. From 03/02/2019 to 04/29/219 there was no contact with the borrower. On 4/30/2019 Inbound call from the borrower to make a payment. From 05/01/2019 to 05/30/219 there was no contact with the borrower. On 05/30/2019 Inbound call from borrower to make a payment. From 05/31/2019 to 07/01/219 there was no contact with the borrower. On 07/02/2019 Inbound call from borrower to make a payment. There was no contact with the borrower from 07/03/2019 to 08/01/219. There was no further contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: Prior bankruptcy, Chapter 7, xxxxx
3/17/2009MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of current property damage. The property condition is UTD.  The current occupancy status is owner occupied.

																																									No	Yes	No	Not Applicable	Not Applicable	Excellent	Excellent		Excellent	Poor	Payment Arrangement	Payment Arrangement	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	07/18/2018	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Unavailable	Unavailable	xxxxxx	Performing	Regular Payments	08/05/2019	Not Applicable		Not Applicable	0	First	08/05/2019	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	No	12	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1					07/26/2019	12
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was on 7/26/19 and at that time the borrower confirmed his payment had been received and applied to his loan. Previously, on 7/16/19 and 7/23/19, the borrower was contacted by the servicer, at this time the borrower stated he sent his payment to the prior servicer and would forward proof of payment. There has been no further contact with the borrower. Commentary from 07/31/2018 to 07/15/2019, shows no contact with the borrower and a possible service release as of 8/15/18.

																																									No	Yes	No	Not Applicable	Not Applicable	Good	Good		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Unavailable	Unavailable	xxxxxx	Performing	Regular Payments	06/04/2019	Not Applicable		Not Applicable	0	First	06/04/2019	Owner (or Former): Primary Home			Unavailable	Unavailable	Yes	Yes	10	2	06/05/2019	07/31/2019	Not Applicable	Not Applicable			1					03/26/2019	24
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was on 3/26/19 and at that time the borrower called in to confirmed she had ACH setup. From 07/31/18 to 06/4/19, the servicer made monthly courtesy calls to the borrower regarding payment and the borrower only called to make payments.
																																									No	Yes	No	Not Applicable	Not Applicable	Good	Good		Good	Poor	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Unavailable	Unavailable	Yes						2: Acceptable with Warnings		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	07/14/2019	Not Applicable		Not Applicable	0	First	07/14/2019	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1					07/14/2019	2				The last borrower contact on 7/14/2019, and all previous contacts in the last 12 months, was a payment by phone request. There were no further contacts noted. .	No	Yes	No	Not Applicable	Not Applicable	Good	Average		Average	Average	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Employed FT	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021
xxxxxxx	xxxxxxx		Not Applicable	Not Applicable	xxxxxx	Performing	Modification	07/12/2019	Not Applicable		Not Applicable	0	First	07/12/2019	Owner (or Former): Primary Home			Unavailable	Not Applicable	Yes	No	13	0	Not Applicable	Not Applicable	Not Applicable	Not Applicable			1					07/12/2019	1
The last borrower contact was on 7/12/2019 with an unauthorized third party on the Borrower’s behalf requesting to make a payment by phone. On 8/13/2018, the Borrower made a loan balance inquiry.  All other contacts in the last 12 months were payment requests by the Borrower’s sister, an unauthorized third party.   There are no further contacts noted.
																																									No	Yes	No	Not Applicable	Not Applicable	Good	Average		Average	Fair	Not Applicable	Not Applicable	No	No	No	No	No	No	No	No	No	No	Not Applicable	No	Not Applicable	No		No			Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable																										Not Applicable	Not Applicable	Not Applicable	Not Applicable									Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable							Not Applicable								Not Applicable	Not Applicable				Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	Not Applicable					Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable											Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable				Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Not Applicable	No	Not Applicable											Unavailable	No	Not Applicable	No	Not Applicable	Not Applicable	Yes						1: Acceptable		2/19/2021